Revenue (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Revenue:
Aeronautical revenue	$ 644,453	$ 609,751	$ 262,809
Non-aeronautical revenue
Commercial revenue	603,651	612,545	362,087
Construction service revenue	144,722	149,796	79,760
Other revenue	7,212	6,571	2,257
Timing of revenue recognition	1,400,038	1,378,663	706,913
Revenue	1,400,038	1,378,663	706,913
Over time
Non-aeronautical revenue
Timing of revenue recognition	1,039,699	1,035,506	560,834
At a point in time
Non-aeronautical revenue
Timing of revenue recognition	119,730	114,826	28,126
Revenues accounted for under IFRS 16
Non-aeronautical revenue
Timing of revenue recognition	$ 240,609	$ 228,331	$ 117,953